Commitments and Contingencies, purchase commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
BOSS Implementation
Long-term Purchase Commitment [Line Items]
Purchase commitment agreement description	As previously disclosed, on August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into a Software License and Maintenance Agreement (“SLMA”) and a Master Service Agreement (“MSA”) (collectively, the “Amdocs Agreements”) to develop a Billing and Operational Support System (“B/OSS”). In July 2013, U.S. Cellular implemented B/OSS, pursuant to an updated Statement of Work dated June 29, 2012. Total payments to Amdocs related to this implementation are estimated to be approximately $183.9 million (subject to certain potential adjustments) over the period from commencement of the SLMA through the first half of 2014. As of December 31, 2013, $136.8 million had been paid to Amdocs.
Purchase commitment period	August 17, 2010 through the first half of 2014
Purchase commitment payments made	$ 136.8
Purchase commitment estimated payments	183.9
Apple Products
Long-term Purchase Commitment [Line Items]
Purchase commitment agreement description	In March 2013, U.S. Cellular entered into an agreement with Apple to purchase certain minimum quantities of Apple iPhone products over a three-year period beginning in November 2013. Based on current forecasts, TDS estimates that the remaining contractual purchase commitment as of December 31, 2013 is approximately $950 million. At this time, TDS expects to meet its contractual commitment with Apple.
Purchase commitment period	three-year period beginning in November 2013
Purchase commitment remaining estimated payments	$ 950.0